Subsequent events - Additional Information (Detail) In Millions, except Share data	12 Months Ended						12 Months Ended				12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2008 INR	Jul. 06, 2011 Dividend Declared USD ($)	Mar. 31, 2011 Stock Split	Jul. 16, 2011 Stock Split INR	Jul. 16, 2011 Stock Split After Stock Split INR	Jul. 16, 2011 Stock Split After Stock Split Stock Options USD ($)	Mar. 31, 2011 Stock Split Stock Options	Jul. 16, 2011 Stock Split Stock Options USD ($)
Subsequent Event [Line Items]
Dividends, per share		3.30	2.60	2.00		$ 3.30
Dividends, amount payable						$ 8,921.5
Equity shares, issued	2,326,128,420		2,288,716,360					2,326,128,420
Common stock, par value		2.0	2.0					10.0	2.0
Description of stock splits	By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011. The number of issued and subscribed equity shares increased to 2,326,128,420 shares of par value Rs.2.0 each. All share/ADS and per share/ADS data have been retroactively restated to reflect the effect of stock split. 1 ADS continues to represent 3 shares.						By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs. 10.0 to Rs. 2.0 per equity share effective as of July 16, 2011.				By a special resolution on July 6, 2011, the shareholders of the Bank also authorized the Board of Directors of the Bank to make appropriate adjustments to stock options under its various schemes such that all employee stock options available for grant and those already granted but not exercised as on the record date (viz. July 16, 2011) shall be proportionately converted into options for shares of face value Rs. 2.0 each and the grant price on all outstanding stock options on the record date shall be proportionately adjusted by dividing the existing grant price by Rs. 5.
Outstanding stock options proportionately converted into options for shares, face value per share		317.60	239.83	208.29	202.72					$ 2		$ 5